Callodine Specialty Income Fund

Schedule of Investments

As of September 30, 2025 (Unaudited)

Description	Country	Index and Spread	Coupon		Maturity Date	Shares/ Contracts/ Principal	Value

Bank Loans - 50.33%
Commercial Services - 11.04%
Magnit Corporation Term Loan (1) (2) (3)	United States	3-Month SOFR + 5.75%	9.92%		06/01/2029	$5,000,000	$4,943,863

Engineering/Construction - 9.48%
Berry GP Term Loan (1) (2) (3) (4)	United States	3-Month SOFR + 7.50%	11.49%		05/08/2028	5,000,000	4,244,343

Retail - 8.67%
Blazing Star Parent Term Loan (1) (2) (3)	United States	3-Month SOFR + 7.00%	11.21%		08/28/2030	2,000,000	1,940,121
Vara Salon Suites Term Loan (1) (2) (4)	United States		14.00%		09/30/2030	3,000,000	1,940,023
							3,880,144
Software - 10.08%
DarioHealth Term Loan (1) (2) (3) (4)	United States	3-Month SOFR + 7.75%	11.74%		04/30/2030	5,000,000	4,511,929

Transportation - 11.06%
Columbia Helicopters Term Loan (1) (2) (3) (4)	United States	3-Month SOFR + 6.75%	11.05%		05/09/2029	5,500,000	4,953,854

Total Bank Loans (Cost $22,534,133)							22,534,133

Common Stocks - 4.25%
Agriculture - 0.90%
Altria Group, Inc.	United States					6,088	402,173

Diversified Financial Services - 1.13%
Blue Owl Capital, Inc.	United States					30,000	507,900

Electric - 0.36%
Algonquin Power & Utilities Corp.	Canada					30,000	161,100

Gas - 1.86%
UGI Corp.	United States					25,000	831,500

Total Common Stocks (Cost $1,973,341)							1,902,673

Corporate Bonds - 19.76%
Airlines - 0.39%
American Airlines, Inc. (5)	United States		5.75%		04/20/2029	175,000	175,667

Auto Parts & Equipment - 0.62%
American Axle & Manufacturing, Inc. (5)	United States		6.38%		10/15/2032	280,000	279,401

Banks - 0.35%
Bancorp, Inc.	United States		7.38%		09/01/2030	150,000	156,565

Chemicals - 0.47%
Cerdia Finanz GmbH (5)	Germany		9.38%		10/03/2031	200,000	211,750

Commercial Services - 0.39%
CoreCivic, Inc.	United States		4.75%		10/15/2027	175,000	172,507

Diversified Financial Services - 3.11%
BGC Group, Inc.	United States		6.60%		06/10/2029	150,000	156,031
Burford Capital Global Finance, LLC (5)	United States		7.50%		07/15/2033	200,000	203,520
Jane Street Group (5)	United States		6.75%		05/01/2033	150,000	155,570
Jefferson Capital Holdings LLC (5)	United States		8.25%		05/15/2030	150,000	156,956
Navient Corp.	United States		7.88%		06/15/2032	50,000	52,621
PRA Group, Inc. (5)	United States		8.88%		01/31/2030	100,000	103,199
SLM Corp.	United States		6.50%		01/31/2030	150,000	156,359
Stonex Escrow Issuer LLC (5)	United States		6.88%		07/15/2032	150,000	154,414
UWM Holdings, LLC (5)	United States		6.63%		02/01/2030	250,000	254,580
							1,393,250
Electric - 0.44%
Atlantica Sustainable Infrastructure, Ltd. (5)	United Kingdom		4.13%		06/15/2028	200,000	195,598

Electronics - 0.42%
Atkore, Inc. (5)	United States		4.25%		06/01/2031	200,000	186,402

Energy-Alternate Sources - 0.46%
TerraForm Power Operating LLC (5)	United States		4.75%		01/15/2030	215,000	207,803

Food - 0.51%
C&S Group Enterprises LLC (5)	United States		5.00%		12/15/2028	250,000	226,123

Forest Products & Paper - 0.16%
Magnera Corp. (5)	United States		7.25%		11/15/2031	75,000	70,574

Healthcare Services - 1.22%
Prime Healthcare Services, Inc. (5)	United States		9.38%		09/01/2029	175,000	182,000
Radiology Partners, Inc. (5)	United States		8.50%		07/15/2032	175,000	181,059
Star Parent, Inc. (5)	United States		9.00%		10/01/2030	175,000	184,987
							548,046
Home Builders - 0.63%
Adams Homes, Inc. (5)	United States		9.25%		10/15/2028	50,000	52,165
LGI Homes, Inc. (5)	United States		4.00%		07/15/2029	250,000	228,103
							280,268
Insurance - 1.58%
APH/APH2/APH3 Somerset Investor 2 LLC (5)	United States		7.88%		11/01/2029	250,000	260,905
F&G Annuities & Life, Inc.	United States		6.50%		06/04/2029	175,000	182,492
SiriusPoint Ltd.	Bermuda		7.00%		04/05/2029	250,000	264,284
							707,681
Internet - 0.63%
Ziff Davis, Inc. (5)	United States		4.63%		10/15/2030	300,000	282,774

Investment Companies - 0.65%
Drawbridge Special Opportunities Fund, L.P. (5)	United States		5.95%		09/17/2030	250,000	244,127
Icahn Enterprises, L.P.	United States		9.00%		06/15/2030	50,000	48,233
							292,360
Media - 0.65%
Cable One, Inc. (5)	United States		4.00%		11/15/2030	75,000	63,542
Sirius XM Radio LLC (5)	United States		3.88%		09/01/2031	250,000	226,567
							290,109
Mining - 0.57%
Nickel Industries, Ltd. (5)	Australia		9.00%		09/30/2030	250,000	253,936

Packaging & Containers - 0.64%
Graphic Packaging International, LLC (5)	United States		3.50%		03/15/2028	50,000	48,230
OI European Group BV (5)	Netherlands		4.75%		02/15/2030	250,000	238,636
							286,866
Pharmaceuticals - 0.85%
AdaptHealth LLC (5)	United States		4.63%		08/01/2029	250,000	236,326
Harrow, Inc. (5)	United States		8.63%		09/15/2030	100,000	104,000
Owens & Minor, Inc. (5)	United States		6.63%		04/01/2030	50,000	41,250
							381,576
Pipelines - 2.85%
CNX Midstream Partners, L.P. (5)	United States		4.75%		04/15/2030	250,000	239,731
NGL Energy Operating, LLC (5)	United States		8.38%		02/15/2032	250,000	256,159
NuStar Logistics, L.P.	United States		5.63%		04/28/2027	250,000	251,440
Summit Midstream Holdings LLC (5)	United States		8.63%		10/31/2029	250,000	251,234
Venture Global LNG, Inc. (5)	United States		9.50%		02/01/2029	250,000	275,423
							1,273,987
Real Estate - 0.45%
Five Point Operating Co., L.P. (5)	United States		8.00%		10/01/2030	200,000	202,940

Real Estate Investment Trusts - 1.08%
Arbor Realty SR, Inc. (5)	United States		7.88%		07/15/2030	225,000	236,571
Ladder Capital Finance Holdings, LLLP (5)	United States		4.25%		02/01/2027	250,000	247,916
							484,487
Transportation - 0.64%
Beacon Mobility Corp. (5)	United States		7.25%		08/01/2030	75,000	77,973
Navios South American Logistics, Inc. (5)	Marshall Islands		8.88%		07/14/2030	200,000	208,050
							286,023

Total Corporate Bonds (Cost $8,851,289)							8,846,693

Partnership Shares - 1.34%
Pipelines - 1.34%
Energy Transfer, L.P.	United States					35,000	600,600

Total Partnership Shares (Cost $610,700)							600,600

Preferred Stocks - 2.27%
Real Estate Investment Trusts - 2.27%
Public Storage	United States					59,500	1,015,665

Total Preferred Stocks (Cost $1,012,904)							1,015,665

Real Estate Investment Trusts - 9.00%
Agree Realty Corp.	United States					10,000	710,400
Extra Space Storage, Inc.	United States					4,000	563,760
Four Corners Property Trust, Inc.	United States					35,000	854,000
Realty Income Corp.	United States					12,581	764,799
Starwood Property Trust, Inc.	United States					39,360	762,403
UDR, Inc.	United States					10,000	372,600

Total Real Estate Investment Trusts (Cost $4,108,380)							4,027,962

Warrants - 0.41%
Software - 0.41%
DarioHealth, Exercise Price: $16.566 (1) (2) (6)	United States				04/30/2032	15,101	183,057

Total Warrants (Cost $95,809)							183,057

Short-Term Investments - 10.29%
Money Market Funds - 10.29%
Fidelity US Government Fund, Class I	United States		4.04	%(7)		4,607,341	4,607,341

Total Short-Term Investments (Cost $4,607,341)							4,607,341

Total Investments (Cost $43,793,897) - 97.65%							$43,718,124
Other assets in excess of liabilites (2.35%)							1,053,159
Total Net Assets - 100.00%							$44,771,283

(1)	Fair valued using significant unobservable inputs.
(2)	Restricted investment as to resale.
(3)	Floating rate security.
(4)	Position or portion thereof is an unfunded commitment, which may be subject to an unused commitment fee.
(5)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”). These securities are restricted and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the total value of these securities is $7,406,161, representing 16.54% of net assets.
(6)	Non-income producing.
(7)	The rate is the annualized seven-day yield as of September 30, 2025.

SOFR - Secured Overnight Financing Rate

Investments in Restricted Securities - Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. Callodine Specialty Income Fund (the “Fund”) may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

Additional information on each restricted security held by the Fund on September 30, 2025 is as follows:

Security	Acquisition Date	Cost	Fair Value	% of Net Assets
Berry GP Term Loan	8/18/2025	$4,244,343	$4,244,343	9.48%
Blazing Star Parent Term Loan	8/18/2025	1,940,121	1,940,121	4.34%
Columbia Helicopters Term Loan	9/30/2025	4,953,854	4,953,854	11.06%
DarioHealth Term Loan	8/18/2025	4,511,929	4,511,929	10.08%
DarioHealth Warrant	8/18/2025	95,809	183,057	0.41%
Magnit Corporation Term Loan	8/18/2025	4,943,863	4,943,863	11.04%
Vara Salon Suites Term Loan	9/30/2025	1,940,023	1,940,023	4.33%
		$22,629,942	$22,717,190